Benefit Plans Share Option Activity (Details) (Share Options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares Outstanding, Beginning of Period	4,389,605	2,252,000	2,252,000	[1]
Weighted-Average Exercise Price Per Share Oustanding, Beginning of Period	$ 6.23	$ 4.97	$ 4.97	[1]
Number of Shares Granted		2,514,001	0
Weighed-Average Exercise Price Per Share Granted		$ 7.16	$ 0.00
Number of Shares Exercised	(501,324)	(352,628)
Weighed-Average Exercise Price Per Share Exercised	$ 5.16	$ 4.97
Number of Shares Forfeited		(23,768)
Weighed-Average Exercise Price Per Share Forfeited		$ 5.18
Number of Shares Outstanding, End of Period	3,888,281	4,389,605	2,252,000
Weighted-Average Exercise Price Per Share Oustanding, End of Period	$ 6.36	$ 6.23	$ 4.97

[1]	As adjusted as a result of share dividends paid in 2009.